Other Accounts Payable - Schedule of Other Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Accounts Payable [Abstract]
Employees and payroll accruals	$ 75	$ 48
Accrued vacation	130	104
Other payables		33
Other accounts payable	$ 205	$ 185